Income Taxes - Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan loss	$ 2,116	$ 2,952
Accrued expenses	1,482	310
Intangible amortization	981	1,184
Other	287	275
Unrealized loss on items in comprehensive income		736
Other real estate owned	95	63
Deferred tax assets Net	4,961	5,520
Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on items in comprehensive income	(1,832)
Depreciation and amortization	(81)	(123)
Deferred tax liabilities, Gross, Total	(2,700)	(910)
Net deferred tax asset (liability)	$ 2,261	$ 4,610